Schedule Of Antidilutive Securities Excluded From Computation of Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	39,840,543	44,897,113	40,879,756	43,118,501
Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	22,754,297	25,237,155	25,048,584	25,237,155
Common Stock Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	7,402,541	14,215,112	7,311,278	14,215,112
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			459,357	64,173
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	5,501,567	4,882,418	4,591,539	3,602,061
Standby Equity Purchase Agreement SEPA [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,468,998		3,468,998